Events after the reporting period	6 Months Ended
Jun. 30, 2026
Events after the reporting period
Events after the reporting period

28.Events after the reporting period

Sale of "Island Hoppers"

On August 13, 2026, the Group entered into a game asset purchase agreement with an unrelated party for the sale of the mobile game "Island Hoppers", together with all related intellectual property and game assets, for a total consideration of $5.0 million, of which $4.5 million was received upon execution and $0.5 million represents a deferred payment contingent on the satisfaction of a gross revenue condition and completion of the agreed migration obligations.

Island Hoppers contributed approximately 1% to the group’s bookings in the first half of 2026 and approximately 3% in the year ended December 31, 2025.

As a result of the transaction, deferred revenue related to Island Hoppers bookings, totaling $2.1 million as of June 30, 2026, will be recognized on an accelerated basis, providing a one-time uplift to reported revenue in the period of closing.